High Income Opportunities Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 89.4%

Security	Principal Amount* (000’s omitted)		Value
Aerospace — 2.5%
Boeing Co. (The), 5.93%, 5/1/60		765	$921,583
Bombardier, Inc., 6.00%, 10/15/22(1)		4,165	3,883,863
Bombardier, Inc., 6.125%, 1/15/23(1)		1,747	1,504,167
Bombardier, Inc., 7.875%, 4/15/27(1)		1,099	878,244
F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)		472	381,282
Howmet Aerospace, Inc., 6.875%, 5/1/25		2,637	2,997,273
Moog, Inc., 4.25%, 12/15/27(1)		1,596	1,633,570
Science Applications International Corp., 4.875%, 4/1/28(1)		597	626,384
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)		1,166	1,148,253
TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,590,643
TransDigm, Inc., 5.50%, 11/15/27		3,504	3,331,253
TransDigm, Inc., 6.25%, 3/15/26(1)		4,436	4,685,547
TransDigm, Inc., 7.50%, 3/15/27		1,705	1,741,981

			$25,324,043

Air Transportation — 0.5%
Delta Air Lines, Inc., 7.375%, 1/15/26		1,088	$1,079,557
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		3,827	3,970,513

			$5,050,070

Automotive & Auto Parts — 3.8%
Clarios Global, L.P., 6.75%, 5/15/25(1)		725	$780,513
Clarios Global, L.P./Clarios US Finance Co., 4.375%, 5/15/26(2)	EUR	2,308	2,731,260
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)		5,557	5,849,576
Ford Motor Co., 7.45%, 7/16/31		1,573	1,867,426
Ford Motor Co., 8.50%, 4/21/23		3,716	4,131,319
Ford Motor Co., 9.00%, 4/22/25		4,459	5,259,435
Ford Motor Co., 9.625%, 4/22/30		1,866	2,478,785
Ford Motor Credit Co., LLC, 1.576%, (3 mo. USD LIBOR + 1.27%), 3/28/22(3)		383	367,764
Ford Motor Credit Co., LLC, 1.627%, (3 mo. USD LIBOR + 1.24%), 2/15/23(3)		539	501,493
Ford Motor Credit Co., LLC, 3.087%, 1/9/23		538	536,822
Ford Motor Credit Co., LLC, 3.336%, 3/18/21		321	322,204
Ford Motor Credit Co., LLC, 3.339%, 3/28/22		859	867,590
Ford Motor Credit Co., LLC, 3.813%, 10/12/21		702	710,943
Ford Motor Credit Co., LLC, 3.815%, 11/2/27		918	903,656
Ford Motor Credit Co., LLC, 4.25%, 9/20/22		778	794,836
Ford Motor Credit Co., LLC, 4.375%, 8/6/23		507	525,906
Ford Motor Credit Co., LLC, 5.125%, 6/16/25		1,498	1,599,235
Ford Motor Credit Co., LLC, 5.584%, 3/18/24		403	428,732
Ford Motor Credit Co., LLC, 5.596%, 1/7/22		1,608	1,673,807
Ford Motor Credit Co., LLC, 5.875%, 8/2/21		595	611,734
Navistar International Corp., 6.625%, 11/1/25(1)		2,385	2,450,838
Navistar International Corp., 9.50%, 5/1/25(1)		1,493	1,708,552

Security	Principal Amount* (000’s omitted)		Value
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,060	$1,122,938

			$38,225,364

Banking & Thrifts — 1.2%
CIT Group, Inc., 5.00%, 8/1/23		2,150	$2,254,813
CIT Group, Inc., 6.125%, 3/9/28		1,420	1,609,655
JPMorgan Chase & Co., 4.60% to 2/1/25(4)(5)		2,800	2,712,780
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		4,805	5,327,195

			$11,904,443

Broadcasting — 3.6%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		4,869	$3,761,229
iHeartCommunications, Inc., 6.375%, 5/1/26		171	179,933
iHeartCommunications, Inc., 8.375%, 5/1/27		2,601	2,586,674
Netflix, Inc., 4.875%, 4/15/28		640	744,992
Netflix, Inc., 4.875%, 6/15/30(1)		2,212	2,605,072
Netflix, Inc., 5.875%, 2/15/25		2,155	2,483,864
Netflix, Inc., 5.875%, 11/15/28		4,030	4,984,244
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)		2,357	2,526,386
Scripps Escrow, Inc., 5.875%, 7/15/27(1)		1,917	1,928,981
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)		1,765	1,767,453
Sirius XM Radio, Inc., 4.125%, 7/1/30(1)		3,608	3,812,032
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)		2,963	3,123,743
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		2,980	3,180,509
TEGNA, Inc., 4.625%, 3/15/28(1)		1,012	1,003,145
TEGNA, Inc., 5.00%, 9/15/29(1)		1,777	1,793,100

			$36,481,357

Building Materials — 2.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		855	$898,729
Builders FirstSource, Inc., 6.75%, 6/1/27(1)		1,452	1,601,462
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		793	849,501
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		1,488	1,463,470
Masonite International Corp., 5.375%, 2/1/28(1)		1,059	1,129,625
Standard Industries, Inc., 2.25%, 11/21/26(1)	EUR	3,990	4,572,763
Standard Industries, Inc., 4.375%, 7/15/30(1)		1,831	1,980,291
Standard Industries, Inc., 5.00%, 2/15/27(1)		690	738,855
Standard Industries, Inc., 6.00%, 10/15/25(1)		3,880	4,052,951
Summit Materials, LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(1)(6)		365	380,056
WESCO Distribution, Inc., 7.125%, 6/15/25(1)		1,522	1,672,244
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		1,358	1,485,523

			$20,825,470

Cable & Satellite TV — 6.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		2,733	$2,855,273
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		5,232	5,551,963
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(1)		1,270	1,341,438
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		3,055	3,255,484
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	2,010,595
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		3,855	3,985,511

Security	Principal Amount* (000’s omitted)		Value
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)		1,113	$1,220,004
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		2,725	2,851,031
CSC Holdings, LLC, 4.125%, 12/1/30(1)		3,336	3,518,646
CSC Holdings, LLC, 4.625%, 12/1/30(1)		1,640	1,724,435
CSC Holdings, LLC, 5.25%, 6/1/24		385	424,463
CSC Holdings, LLC, 5.50%, 5/15/26(1)		4,205	4,415,250
CSC Holdings, LLC, 5.75%, 1/15/30(1)		6,001	6,659,940
CSC Holdings, LLC, 5.875%, 9/15/22		1,410	1,515,362
CSC Holdings, LLC, 6.50%, 2/1/29(1)		1,001	1,148,022
CSC Holdings, LLC, 7.50%, 4/1/28(1)		1,273	1,466,095
CSC Holdings, LLC, 10.875%, 10/15/25(1)		3,862	4,144,312
DISH DBS Corp., 5.875%, 11/15/24		420	438,549
DISH DBS Corp., 7.75%, 7/1/26		1,526	1,722,648
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,445	1,511,708
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		1,446	1,540,272
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(2)	GBP	2,044	2,719,601
VTR Comunicaciones SpA, 5.125%, 1/15/28(1)		935	996,944
VTR Finance N.V., 6.375%, 7/15/28(1)		776	829,754
Ziggo B.V., 4.875%, 1/15/30(1)		886	943,661
Ziggo B.V., 5.50%, 1/15/27(1)		2,440	2,581,898

			$61,372,859

Capital Goods — 0.5%
BWX Technologies, Inc., 4.125%, 6/30/28(1)		1,501	$1,566,669
BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,875	3,014,610
Colfax Corp., 6.00%, 2/15/24(1)		880	928,492

			$5,509,771

Chemicals — 1.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		1,716	$1,864,949
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		739	756,411
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		3,622	3,616,784
OCI N.V., 5.25%, 11/1/24(1)		937	945,199
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,222,784
Valvoline, Inc., 4.25%, 2/15/30(1)		1,326	1,395,946
W.R. Grace & Co., 4.875%, 6/15/27(1)		2,035	2,172,291

			$11,974,364

Consumer Products — 0.8%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)		1,606	$1,740,719
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		377	402,802
Prestige Brands, Inc., 5.125%, 1/15/28(1)		605	636,333
Spectrum Brands, Inc., 5.00%, 10/1/29(1)		712	735,895
Spectrum Brands, Inc., 5.50%, 7/15/30(1)		1,094	1,137,760
Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,381,437

			$8,034,946

Containers — 1.8%
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(2)(7)	EUR	5,629	$6,497,407
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(7)		410	419,738

Security	Principal Amount* (000’s omitted)		Value
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	$1,505,475
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		1,695	1,774,733
GPC Merger Sub, Inc., 7.125%, 8/15/28(1)(6)		330	343,819
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		260	264,303
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		2,078	2,119,560
Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	1,503	1,748,329
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)		1,429	1,529,459
Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)		1,574	1,730,416

			$17,933,239

Diversified Financial Services — 1.6%
AG Issuer, LLC, 6.25%, 3/1/28(1)		1,871	$1,899,065
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,198	1,227,950
DAE Funding, LLC, 4.50%, 8/1/22(1)		1,697	1,672,012
DAE Funding, LLC, 5.00%, 8/1/24(1)		2,535	2,354,394
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		2,726	2,816,299
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		2,576	2,618,671
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		2,993	3,169,916
MSCI, Inc., 3.625%, 9/1/30(1)		867	916,176

			$16,674,483

Diversified Media — 0.7%
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)		1,320	$1,295,250
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		1,219	1,241,094
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		4,764	4,892,033

			$7,428,377

Energy — 11.4%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		2,542	$2,228,406
Apache Corp., 3.25%, 4/15/22		459	462,649
Apache Corp., 3.625%, 2/1/21		139	139,514
Apache Corp., 4.25%, 1/15/30		2,100	2,027,130
Apache Corp., 4.25%, 1/15/44		356	319,588
Apache Corp., 4.375%, 10/15/28		770	770,963
Apache Corp., 4.75%, 4/15/43		226	215,265
Apache Corp., 5.25%, 2/1/42		189	180,731
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		1,272	1,287,900
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)		4,047	2,604,487
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)		1,610	1,293,732
Buckeye Partners, L.P., 4.50%, 3/1/28(1)		1,537	1,533,157
Cenovus Energy, Inc., 3.80%, 9/15/23		573	574,760
Cenovus Energy, Inc., 5.40%, 6/15/47		943	849,957
Cenovus Energy, Inc., 6.75%, 11/15/39		2,256	2,355,355
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)		1,460	658,548
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)		3,731	1,699,116
Cheniere Energy Partners, L.P., 4.50%, 10/1/29		2,876	3,046,518
Cheniere Energy Partners, L.P., 5.25%, 10/1/25		600	615,600
Cheniere Energy Partners, L.P., 5.625%, 10/1/26		2,670	2,824,726
Continental Resources, Inc., 4.375%, 1/15/28		1,867	1,744,880
Continental Resources, Inc., 4.90%, 6/1/44		73	63,029
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)		1,957	1,835,969
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)		6,527	6,412,777

Security	Principal Amount* (000’s omitted)	Value
CVR Energy, Inc., 5.75%, 2/15/28(1)	2,152	$1,932,066
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,267,786
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	1,838	1,890,502
Endeavor Energy Resources, L.P./EER Finance, Inc., 6.625%, 7/15/25(1)	1,083	1,139,522
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(5)	1,630	1,162,182
EnLink Midstream, LLC, 5.375%, 6/1/29	1,207	968,129
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)(8)	1,689	468,698
EQM Midstream Partners, L.P., 6.00%, 7/1/25(1)	1,116	1,185,092
EQM Midstream Partners, L.P., 6.50%, 7/1/27(1)	1,121	1,237,601
EQT Corp., 7.875%, 2/1/25	614	677,792
EQT Corp., 8.75%, 2/1/30	900	1,043,145
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)(8)	4,036	861,928
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)(8)	1,512	338,151
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,592	3,215,400
Laredo Petroleum, Inc., 9.50%, 1/15/25	694	502,276
Laredo Petroleum, Inc., 10.125%, 1/15/28	1,045	744,563
Matador Resources Co., 5.875%, 9/15/26	4,065	3,104,075
MEG Energy Corp., 7.125%, 2/1/27(1)	1,728	1,542,240
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	2,525,919
Nabors Industries, Ltd., 7.25%, 1/15/26(1)	1,037	657,520
Nabors Industries, Ltd., 7.50%, 1/15/28(1)	1,118	713,759
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,811	5,102,726
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,057	490,517
Occidental Petroleum Corp., 1.842%, (3 mo. USD LIBOR + 1.45%), 8/15/22(3)	384	360,071
Occidental Petroleum Corp., 2.60%, 4/15/22	412	402,137
Occidental Petroleum Corp., 2.70%, 8/15/22	497	480,701
Occidental Petroleum Corp., 2.90%, 8/15/24	147	138,609
Occidental Petroleum Corp., 3.125%, 2/15/22	24	23,722
Occidental Petroleum Corp., 3.45%, 7/15/24	370	342,250
Occidental Petroleum Corp., 3.50%, 8/15/29	897	798,662
Occidental Petroleum Corp., 4.20%, 3/15/48	1,470	1,196,653
Occidental Petroleum Corp., 4.40%, 8/15/49	1,192	974,108
Occidental Petroleum Corp., 4.625%, 6/15/45	792	659,578
Occidental Petroleum Corp., 6.20%, 3/15/40	736	717,140
Occidental Petroleum Corp., 8.50%, 7/15/27	3,109	3,469,955
Occidental Petroleum Corp., 8.875%, 7/15/30	2,667	3,007,042
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,358,163
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,711,126
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,156,466
PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(1)	2,340	1,888,087
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	2,417	2,179,880
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	4,120	2,882,972
Precision Drilling Corp., 5.25%, 11/15/24	477	336,831
Precision Drilling Corp., 6.50%, 12/15/21	86	82,038
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	759,448
Precision Drilling Corp., 7.75%, 12/15/23	407	306,734
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,601,824
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	950	939,764
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	4,056	1,553,914
SM Energy Co., 5.00%, 1/15/24	98	54,257
SM Energy Co., 5.625%, 6/1/25	1,260	659,793
SM Energy Co., 6.75%, 9/15/26	853	429,537
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	2,105	2,241,099

Security	Principal Amount* (000’s omitted)	Value
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	1,087	$1,165,808
Tervita Corp., 7.625%, 12/1/21(1)	2,135	1,692,660
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	1,759	1,561,023
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	556	510,130
Transocean, Inc., 7.50%, 1/15/26(1)	1,247	623,500
Western Midstream Operating, L.P., 4.50%, 3/1/28	224	225,680
Western Midstream Operating, L.P., 4.75%, 8/15/28	224	226,746
Western Midstream Operating, L.P., 5.05%, 2/1/30	1,803	1,828,179

		$115,062,633

Entertainment & Film — 0.5%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	1,966	$1,566,656
Cinemark USA, Inc., 4.875%, 6/1/23	1,945	1,658,113
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	1,759	1,629,828

		$4,854,597

Environmental — 1.4%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	1,029	$1,092,592
Clean Harbors, Inc., 5.125%, 7/15/29(1)	617	662,001
Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,294,904
Covanta Holding Corp., 5.875%, 7/1/25	2,225	2,310,985
GFL Environmental, Inc., 7.00%, 6/1/26(1)	1,671	1,777,209
GFL Environmental, Inc., 8.50%, 5/1/27(1)	5,207	5,845,456
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	359	365,428

		$14,348,575

Food & Drug Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(1)	1,744	$1,890,496
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	1,807	1,981,592
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,277	1,352,962
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,265,637

		$6,490,687

Food, Beverage & Tobacco — 2.5%
Central Garden & Pet Co., 5.125%, 2/1/28	1,851	$1,964,022
Central Garden & Pet Co., 6.125%, 11/15/23	970	1,001,423
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,760	1,916,200
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,904	2,102,016
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)	1,801	1,942,459
Kraft Heinz Foods Co., 4.25%, 3/1/31(1)	1,801	1,991,859
Kraft Heinz Foods Co., 4.375%, 6/1/46	5,079	5,297,505
Kraft Heinz Foods Co., 5.50%, 6/1/50(1)	1,801	2,120,249
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,612	1,667,340
Performance Food Group, Inc., 6.875%, 5/1/25(1)	890	962,869
Post Holdings, Inc., 5.00%, 8/15/26(1)	1,507	1,581,890
US Foods, Inc., 5.875%, 6/15/24(1)	2,481	2,482,563

		$25,030,395

Gaming — 3.5%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	3,679	$3,321,898
Colt Merger Sub, Inc., 6.25%, 7/1/25(1)	4,001	4,194,468
Colt Merger Sub, Inc., 8.125%, 7/1/27(1)	3,234	3,298,858
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	3,355	2,629,129

Security	Principal Amount* (000’s omitted)		Value
Golden Nugget, Inc., 6.75%, 10/15/24(1)		2,736	$1,918,620
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		2,890	3,143,178
MGM Resorts International, 7.75%, 3/15/22		2,585	2,754,641
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)		3,323	3,593,409
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)		1,859	1,876,140
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)		1,859	1,883,632
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(1)		2,822	2,911,105
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)		2,688	2,833,663
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)		878	783,549

			$35,142,290

Healthcare — 11.3%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)		1,552	$1,641,240
AdaptHealth, LLC, 6.125%, 8/1/28(1)		1,065	1,112,552
Avantor Funding, Inc., 4.625%, 7/15/28(1)		2,538	2,687,869
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)		5,152	5,739,405
Bausch Health Americas, Inc., 9.25%, 4/1/26(1)		1,420	1,598,920
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)		3,537	3,616,123
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)		760	826,644
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)		127	127,099
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)		2,268	2,412,789
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)		2,626	2,746,743
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)		1,015	1,118,210
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)		3,615	3,998,913
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(2)	EUR	1,895	2,148,966
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)		2,340	2,412,680
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		689	734,343
Centene Corp., 3.375%, 2/15/30		2,564	2,727,468
Centene Corp., 4.25%, 12/15/27		1,716	1,827,223
Centene Corp., 4.625%, 12/15/29		3,002	3,351,898
Centene Corp., 4.75%, 1/15/25		5,365	5,566,563
Centene Corp., 5.375%, 6/1/26(1)		5,880	6,295,481
Centene Corp., 5.375%, 8/15/26(1)		3,622	3,890,263
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)		853	903,489
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)		1,175	1,244,507
Encompass Health Corp., 4.50%, 2/1/28		1,623	1,698,778
Encompass Health Corp., 4.75%, 2/1/30		1,793	1,897,550
Grifols S.A., 2.25%, 11/15/27(2)	EUR	2,430	2,850,186
HCA, Inc., 3.50%, 9/1/30		2,596	2,731,312
HCA, Inc., 5.00%, 3/15/24		1,435	1,617,823
HCA, Inc., 5.25%, 6/15/26		2,196	2,583,407
HCA, Inc., 5.375%, 9/1/26		3,410	3,912,805
HCA, Inc., 5.625%, 9/1/28		2,205	2,633,376
HCA, Inc., 5.875%, 2/15/26		5,010	5,869,466
HCA, Inc., 5.875%, 2/1/29		2,038	2,484,740
Hologic, Inc., 4.375%, 10/15/25(1)		1,405	1,443,181
IQVIA, Inc., 5.00%, 5/15/27(1)		1,076	1,150,516
Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(1)		1,735	1,815,903
Jaguar Holding Co. II/PPD Development, L.P., 5.00%, 6/15/28(1)		1,540	1,642,025
LifePoint Health, Inc., 6.75%, 4/15/25(1)		1,143	1,234,440
Molina Healthcare, Inc., 4.375%, 6/15/28(1)		1,869	1,987,738

Security	Principal Amount* (000’s omitted)		Value
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		7,914	$8,131,635
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		2,069	2,303,532
Teleflex, Inc., 4.25%, 6/1/28(1)		346	371,085
Teleflex, Inc., 4.625%, 11/15/27		2,310	2,503,081
Tenet Healthcare Corp., 4.625%, 9/1/24(1)		476	487,157
Tenet Healthcare Corp., 4.625%, 6/15/28(1)		576	607,116
Tenet Healthcare Corp., 5.125%, 11/1/27(1)		2,855	3,041,717
Verscend Escrow Corp., 9.75%, 8/15/26(1)		568	630,545

			$114,358,502

Homebuilders & Real Estate — 3.8%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		2,962	$2,456,179
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.875%, 2/15/30(1)		298	270,715
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(1)		603	604,396
Consus Real Estate AG, 9.625%, 5/15/24(2)	EUR	2,663	3,403,518
Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	3,038	2,813,936
ESH Hospitality, Inc., 4.625%, 10/1/27(1)		1,870	1,801,838
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		822	840,869
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,749	1,695,454
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		5,478	5,546,475
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)		1,287	1,386,743
M/I Homes, Inc., 4.95%, 2/1/28		1,537	1,584,071
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,513	1,476,907
Service Properties Trust, 5.00%, 8/15/22		1,515	1,499,594
Service Properties Trust, 7.50%, 9/15/25		1,571	1,667,332
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(1)		2,382	2,504,661
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)		1,066	1,169,935
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		1,071	1,206,235
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		1,493	1,653,169
TRI Pointe Group, Inc., 5.70%, 6/15/28		488	539,240
Vivion Investments S.a.r.l., 3.00%, 8/8/24(2)	EUR	3,800	4,049,450
Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)	EUR	300	317,499

			$38,488,216

Insurance — 1.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		5,118	$5,446,524
AmWINS Group, Inc., 7.75%, 7/1/26(1)		1,299	1,435,148
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		883	934,709
Hub International, Ltd., 7.00%, 5/1/26(1)		3,723	3,903,584
NFP Corp., 6.875%, 8/15/28(1)(6)		2,560	2,576,000
USI, Inc., 6.875%, 5/1/25(1)		1,774	1,823,876

			$16,119,841

Leisure — 1.1%
Carnival Corp., 11.50%, 4/1/23(1)		830	$904,472
Merlin Entertainments, Ltd., 5.75%, 6/15/26(1)		413	393,820
NCL Corp, Ltd., 3.625%, 12/15/24(1)		1,755	1,163,170
NCL Corp, Ltd., 10.25%, 2/1/26(1)		1,475	1,475,000
Powdr Corp., 6.00%, 8/1/25(1)		1,615	1,657,394

Security	Principal Amount* (000’s omitted)	Value
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	5,967	$3,934,491
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,203,284

		$10,731,631

Metals & Mining — 2.8%
Arconic Corp., 6.125%, 2/15/28(1)	2,096	$2,240,781
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,326	3,346,788
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	701	766,719
Constellium SE, 5.875%, 2/15/26(1)	1,392	1,438,152
Eldorado Gold Corp., 9.50%, 6/1/24(1)	1,294	1,418,412
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	1,198	1,203,768
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	2,736	2,766,780
Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,685	1,841,039
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,787	3,106,000
New Gold, Inc., 6.375%, 5/15/25(1)	2,589	2,689,052
New Gold, Inc., 7.50%, 7/15/27(1)	2,567	2,801,239
Novelis Corp., 4.75%, 1/30/30(1)	2,115	2,210,989
Novelis Corp., 5.875%, 9/30/26(1)	2,118	2,262,363

		$28,092,082

Paper — 0.5%
Boise Cascade Co., 4.875%, 7/1/30(1)	1,097	$1,168,305
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	3,605,113

		$4,773,418

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	3,004	$3,221,790

		$3,221,790

Restaurant — 0.3%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	860	$878,060
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(1)	581	622,518
IRB Holding Corp., 7.00%, 6/15/25(1)	679	739,686
Yum! Brands, Inc., 7.75%, 4/1/25(1)	476	535,202

		$2,775,466

Services — 2.5%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,121	$1,200,871
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,408	1,567,470
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	1,050	990,937
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	852	797,924
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	350	335,526
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	754,217
Gartner, Inc., 4.50%, 7/1/28(1)	1,449	1,523,261
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	2,936	2,862,600
IAA, Inc., 5.50%, 6/15/27(1)	378	403,751
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,858	1,952,061
Iron Mountain, Inc., 5.625%, 7/15/32(1)	1,264	1,358,945
Korn Ferry, 4.625%, 12/15/27(1)	599	617,569
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	688	731,998

Security	Principal Amount* (000’s omitted)	Value
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	760	$773,680
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	760	838,375
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,598,815
TMS International Holding Corp., 7.25%, 8/15/25(1)	1,249	1,042,915
United Rentals North America, Inc., 3.875%, 2/15/31(6)	1,055	1,055,000
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	611	647,165

		$25,053,080

Steel — 1.2%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	1,821	$1,763,902
Allegheny Technologies, Inc., 5.875%, 12/1/27	1,697	1,615,332
Allegheny Technologies, Inc., 7.875%, 8/15/23	2,280	2,406,483
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	4,440	4,195,800
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)	1,830	1,962,675

		$11,944,192

Super Retail — 1.7%
Asbury Automotive Group, Inc., 4.50%, 3/1/28(1)	228	$234,497
Asbury Automotive Group, Inc., 4.75%, 3/1/30(1)	319	327,772
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	1,576	1,689,275
L Brands, Inc., 6.75%, 7/1/36	381	368,941
L Brands, Inc., 6.875%, 7/1/25(1)	717	773,277
L Brands, Inc., 6.875%, 11/1/35	2,242	2,153,049
L Brands, Inc., 7.60%, 7/15/37	426	363,930
L Brands, Inc., 9.375%, 7/1/25(1)	502	560,357
PVH Corp., 7.75%, 11/15/23	3,385	3,752,720
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,855,268
William Carter Co. (The), 5.50%, 5/15/25(1)	499	531,907
William Carter Co. (The), 5.625%, 3/15/27(1)	1,510	1,612,537

		$17,223,530

Technology — 3.7%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,804	$1,674,338
BY Crown Parent, LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(1)	600	624,180
CDK Global, Inc., 5.25%, 5/15/29(1)	984	1,078,454
Dell International, LLC/EMC Corp., 5.85%, 7/15/25(1)	790	921,702
Dell International, LLC/EMC Corp., 6.10%, 7/15/27(1)	1,588	1,879,832
Dell International, LLC/EMC Corp., 6.20%, 7/15/30(1)	794	968,768
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,834	5,023,541
EIG Investors Corp., 10.875%, 2/1/24	4,750	4,874,189
Entegris, Inc., 4.375%, 4/15/28(1)	1,481	1,567,579
Entegris, Inc., 4.625%, 2/10/26(1)	1,137	1,182,696
Expedia Group, Inc., 6.25%, 5/1/25(1)	748	818,979
Expedia Group, Inc., 7.00%, 5/1/25(1)	373	404,290
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)	2,305	2,463,042
Open Text Corp., 3.875%, 2/15/28(1)	1,693	1,771,572
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,481	1,557,923
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	591	603,837
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	1,677	1,749,321
PTC, Inc., 3.625%, 2/15/25(1)	840	872,987

Security	Principal Amount* (000’s omitted)		Value
PTC, Inc., 4.00%, 2/15/28(1)		845	$889,658
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		3,543	2,187,803
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		3,172	3,346,190
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	1,034,276

			$37,495,157

Telecommunications — 8.1%
Altice Financing S.A., 2.25%, 1/15/25(2)	EUR	2,933	$3,319,354
Altice Financing S.A., 7.50%, 5/15/26(1)		1,705	1,835,432
Altice Finco S.A., 4.75%, 1/15/28(2)	EUR	1,369	1,505,511
Altice France Holding S.A., 6.00%, 2/15/28(1)		1,430	1,430,922
Altice France Holding S.A., 10.50%, 5/15/27(1)		1,614	1,853,074
Altice France S.A., 5.50%, 1/15/28(1)		1,478	1,562,061
Altice France S.A., 7.375%, 5/1/26(1)		3,518	3,756,169
Altice France S.A., 8.125%, 2/1/27(1)		4,715	5,275,401
CenturyLink, Inc., 6.75%, 12/1/23		1,804	2,004,695
CenturyLink, Inc., 7.50%, 4/1/24		359	407,016
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		4,539	4,661,326
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)		1,734	1,753,420
DKT Finance ApS, 9.375%, 6/17/23(1)		201	203,261
Frontier California, Inc., 6.75%, 5/15/27(8)		895	836,548
Hughes Satellite Systems Corp., 5.25%, 8/1/26		2,793	3,076,322
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23(8)		785	493,588
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(1)(8)		2,586	1,713,225
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		1,337	1,446,300
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		3,656	3,815,036
Level 3 Financing, Inc., 5.25%, 3/15/26		2,180	2,279,670
Level 3 Financing, Inc., 5.375%, 1/15/24		2,215	2,260,994
SBA Communications Corp., 4.00%, 10/1/22		2,295	2,331,181
Sprint Capital Corp., 6.875%, 11/15/28		1,260	1,637,307
Sprint Corp., 7.125%, 6/15/24		2,270	2,651,156
Sprint Corp., 7.25%, 9/15/21		2,545	2,694,519
Sprint Corp., 7.625%, 2/15/25		3,285	3,996,022
Sprint Corp., 7.625%, 3/1/26		2,179	2,727,008
Sprint Corp., 7.875%, 9/15/23		5,496	6,389,100
T-Mobile USA, Inc., 4.75%, 2/1/28		1,095	1,187,911
T-Mobile USA, Inc., 6.375%, 3/1/25		1,225	1,258,736
T-Mobile USA, Inc., 6.50%, 1/15/26		6,587	6,951,920
Telecom Italia Capital S.A., 6.00%, 9/30/34		1,043	1,269,670
Telecom Italia SpA, 5.303%, 5/30/24(1)		1,080	1,208,525
ViaSat, Inc., 5.625%, 4/15/27(1)		1,494	1,586,650

			$81,379,030

Transport Excluding Air & Rail — 0.4%
XPO Logistics, Inc., 6.125%, 9/1/23(1)		1,310	$1,339,207
XPO Logistics, Inc., 6.50%, 6/15/22(1)		3,203	3,218,134

			$4,557,341

Utility — 3.8%
AES Corp. (The), 5.125%, 9/1/27		968	$1,050,653
AES Corp. (The), 5.50%, 4/15/25		263	271,709
AES Corp. (The), 6.00%, 5/15/26		5,810	6,157,525

Security	Principal Amount* (000’s omitted)	Value
Calpine Corp., 4.50%, 2/15/28(1)	1,810	$1,871,866
Calpine Corp., 4.625%, 2/1/29(1)(6)	1,060	1,073,229
Calpine Corp., 5.00%, 2/1/31(1)(6)	1,420	1,458,880
Calpine Corp., 5.125%, 3/15/28(1)	2,554	2,656,581
Calpine Corp., 5.75%, 1/15/25	3,006	3,100,689
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)	693	741,295
Drax Finco PLC, 6.625%, 11/1/25(1)	1,493	1,560,342
Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(1)	1,906	2,102,556
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,583,381
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,602	1,746,180
NRG Energy, Inc., 5.25%, 6/15/29(1)	1,247	1,381,657
NRG Energy, Inc., 7.25%, 5/15/26	2,324	2,511,837
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,065	1,131,563
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,481,628
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,981	3,293,454
Vistra Operations Co., LLC, 4.30%, 7/15/29(1)	373	403,010
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)	2,344	2,504,564

		$38,082,599

Total Corporate Bonds & Notes (identified cost $892,477,275)		$901,963,838

Senior Floating-Rate Loans — 5.2%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building Materials — 0.1%
Hillman Group, Inc. (The), Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$1,193	$1,146,118

		$1,146,118

Capital Goods — 0.1%
Welbilt, Inc., Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 10/23/25	$1,321	$1,162,584

		$1,162,584

Diversified Media — 0.1%
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	$622	$625,163

		$625,163

Food, Beverage & Tobacco — 0.5%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$910	$914,076
HLF Financing S.a.r.l., Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	3,704	3,660,966

		$4,575,042

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gaming — 0.9%
Lago Resort & Casino, LLC, Term Loan, 10.57%, (6 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$947	$828,271
Peninsula Pacific Entertainment, LLC, Term Loan, 7.56%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	2,052	1,826,153
Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24	5,313	5,370,467
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(10)	111	103,885
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	1,529	1,433,615

		$9,562,391

Healthcare — 0.5%
Elanco Animal Health, Inc., Term Loan, Maturing 8/1/27(11)	$2,156	$1,998,125
Envision Healthcare Corporation, Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	1,781	1,193,022
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing 11/17/25	2,089	2,043,111

		$5,234,258

Insurance — 1.5%
Asurion, LLC, Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$11,752	$11,865,670
Sedgwick Claims Management Services, Inc., Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	3,375	3,230,585

		$15,096,255

Metals & Mining — 0.2%
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/12/25	$1,693	$1,652,681

		$1,652,681

Services — 0.2%
AlixPartners, LLP, Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24	$2,153	$2,111,108

		$2,111,108

Steel — 0.2%
Big River Steel, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 8/23/23	$2,635	$2,506,996

		$2,506,996

Super Retail — 0.3%
PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22	$3,117	$3,111,688

		$3,111,688

Technology — 0.3%
EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23	$3,274	$3,251,812

		$3,251,812

Telecommunications — 0.3%
Intelsat Jackson Holdings S.A., DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing 7/13/22(10)	$1,012	$1,030,515

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Intelsat Jackson Holdings S.A., Term Loan, 8.63%, Maturing 1/2/24(12)	$1,640	$1,663,575

		$2,694,090

Total Senior Floating-Rate Loans (identified cost $53,694,911)		$52,730,186

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.2%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$1,568	$1,585,138

		$1,585,138

Leisure — 0.0%(13)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(1)	$277	$264,079

		$264,079

Total Convertible Bonds (identified cost $1,693,841)		$1,849,217

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Commercial Mortgage-Backed Securities — 0.2%
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(14)	$3,190	$2,076,178

Total Commercial Mortgage-Backed Securities (identified cost $3,024,523)		$2,076,178

Common Stocks — 1.1%

Security	Shares	Value
Broadcasting — 0.0%(13)
iHeartMedia, Inc., Class A(15)(16)	45,215	$377,998

		$377,998

Consumer Products — 0.0%(13)
HF Holdings, Inc.(15)(17)(18)	13,600	$70,584

		$70,584

Security	Shares	Value
Diversified Media — 0.0%(13)
Clear Channel Outdoor Holdings, Inc.(15)(16)	241,531	$221,363

		$221,363

Energy — 0.2%
Ascent CNR Corp., Class A(15)(17)(18)	6,273,462	$1,549,545
Nine Point Energy Holdings, Inc.(15)(17)(18)	31,737	0

		$1,549,545

Environmental — 0.1%
GFL Environmental, Inc.	65,500	$1,414,800

		$1,414,800

Gaming — 0.0%
New Cotai Participation Corp., Class B(15)(17)(18)	7	$0

		$0

Healthcare — 0.4%
Acadia Healthcare Co., Inc.(15)	40,000	$1,192,400
Bausch Health Cos., Inc.(15)	110,000	2,009,700
Elanco Animal Health, Inc.(15)	30,000	708,900

		$3,911,000

Paper — 0.2%
AZEK Co., Inc. (The)(15)	60,458	$2,085,801

		$2,085,801

Utility — 0.2%
NextEra Energy Partners, L.P.	30,000	$1,866,000

		$1,866,000

Total Common Stocks (identified cost $12,934,964)		$11,497,091

Preferred Stocks — 0.1%

Security	Shares	Value
Building Materials — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(5)	38,000	$1,030,560

		$1,030,560

Total Preferred Stocks (identified cost $1,012,612)		$1,030,560

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(7)(15)(17)(18)	591	$0

		$0

Environmental — 0.1%
GFL Environmental, Inc., 6.00%	17,467	$966,449

		$966,449

Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	24,000	$1,447,200

		$1,447,200

Total Convertible Preferred Stocks (identified cost $2,688,310)		$2,413,649

Miscellaneous — 0.9%

Security	Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(17)	8,415,190	$0

		$0

Gaming — 0.9%
PGP Investors, LLC, Membership Interests(15)(17)(18)	30,326	$9,421,353

		$9,421,353

Total Miscellaneous (identified cost $2,419,333)		$9,421,353

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(19)	18,806,788	$18,804,907

Total Short-Term Investments (identified cost $18,806,035)		$18,804,907

Total Investments — 99.3% (identified cost $988,751,804)		$1,001,786,979

Less Unfunded Loan Commitments — (0.1)%		$(616,792)

Net Investments — 99.2% (identified cost $988,135,012)		$1,001,170,187

Other Assets, Less Liabilities — 0.8%		$8,325,627

Net Assets — 100.0%		$1,009,495,814

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $580,603,941 or 57.5% of the Portfolio’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $32,356,688 or 3.2% of the Portfolio’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	When-issued security.

(7)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(8)	Issuer is in default with respect to interest and/or principal payments.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2020, the total value of unfunded loan commitments is $619,143.

(11)	This Senior Loan will settle after July 31, 2020, at which time the interest rate will be determined.

(12)	Fixed-rate loan.

(13)	Amount is less than 0.05%.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2020.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(18)	Restricted security.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,965,428	EUR	10,143,339	Bank of America, N.A.	10/30/20	$—	$(4,750)
USD	5,980,529	EUR	5,071,670	Citibank, N.A.	10/30/20	—	(4,560)
USD	6,694,552	EUR	5,676,938	Goldman Sachs International	10/30/20	—	(4,815)
USD	11,961,595	EUR	10,143,339	State Street Bank and Trust Company	10/30/20	—	(8,583)
USD	1,383,330	GBP	1,066,000	Bank of America, N.A.	10/30/20	—	(12,684)
USD	1,343,742	GBP	1,035,412	Citibank, N.A.	10/30/20	—	(12,214)

						$—	$(47,606)

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At July 31, 2020, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,549,545
HF Holdings, Inc.	10/27/09	13,600	730,450	70,584
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0

Total Common Stocks			$2,407,317	$1,620,129

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$2,419,333	$9,421,353

Total Miscellaneous			$2,419,333	$9,421,353

Total Restricted Securities			$5,417,650	$11,041,482

At July 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $18,804,907, which represents 1.9% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$33,802,709	$355,268,016	$(370,271,755)	$ 10,686	$(4,749)	$18,804,907	$247,804	18,806,788

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$901,963,838	$—	$901,963,838
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	52,113,394	—	52,113,394
Convertible Bonds	—	1,849,217	—	1,849,217
Commercial Mortgage-Backed Securities	—	2,076,178	—	2,076,178
Common Stocks	9,876,962	—	1,620,129	11,497,091
Preferred Stocks	1,030,560	—	—	1,030,560
Convertible Preferred Stocks	2,413,649	—	0	2,413,649
Miscellaneous	—	—	9,421,353	9,421,353
Short-Term Investments	—	18,804,907	—	18,804,907
Total Investments	$13,321,171	$976,807,534	$11,041,482	$1,001,170,187

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(47,606)	$—	$(47,606)
Total	$—	$(47,606)	$—	$(47,606)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.